UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3864

                            Oppenheimer Balanced Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

         Date of reporting period: October 1, 2003 - September 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
-------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
-------------------------------------------------------------------------------
Media                                                                      6.0%
-------------------------------------------------------------------------------
Oil & Gas                                                                  3.6
-------------------------------------------------------------------------------
Software                                                                   3.2
-------------------------------------------------------------------------------
Insurance                                                                  3.1
-------------------------------------------------------------------------------
Pharmaceuticals                                                            2.9
-------------------------------------------------------------------------------
Commercial Banks                                                           2.8
-------------------------------------------------------------------------------
Diversified Financial Services                                             2.7
-------------------------------------------------------------------------------
Commercial Services & Supplies                                             2.7
-------------------------------------------------------------------------------
Computers & Peripherals                                                    2.6
-------------------------------------------------------------------------------
Aerospace & Defense                                                        2.4

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
-------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A                                               2.9%
-------------------------------------------------------------------------------
Cendant Corp.                                                              1.8
-------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.                                        1.7
-------------------------------------------------------------------------------
Altria Group, Inc.                                                         1.6
-------------------------------------------------------------------------------
International Business Machines Corp.                                      1.6
-------------------------------------------------------------------------------
Microsoft Corp.                                                            1.4
-------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. A                                       1.4
-------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                            1.3
-------------------------------------------------------------------------------
Liberty Media Corp., Cl. A                                                 1.3
-------------------------------------------------------------------------------
IDT Corp., Cl. B                                                           1.3
-------------------------------------------------------------------------------

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.


                         8 | OPPENHEIMER BALANCED FUND

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

   Bonds and Notes      50.2%

   Stocks               44.3

   Cash Equivalents      5.5

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on total investments
--------------------------------------------------------------------------------


                          9 | OPPENHEIMER BALANCED FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO APPROPRIATE BROAD-BASED MARKET INDICES.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund achieved strong returns compared to its benchmark during the reporting period. While both asset classes contributed positively to performance overall, the Fund benefited from its modest emphasis on bonds over stocks during the second half of the reporting period.

      Among equities, the Fund produced better returns than its benchmark in the financials sector, where performance was driven by favorable stock selection. The Fund enjoyed particularly strong results from the initial public offering of Genworth Financial, Inc., an insurance company spun off by GE Capital. A Swiss banking conglomerate and JP Morgan Chase also fared well, supported by good results in private wealth management and a recovery from litigation concerns, respectively. Early in the reporting period, the Fund also benefited from its relatively heavy exposure to real estate investment trusts.

      A managed care provider and a medical equipment provider drove gains in the Fund's health care sector. Among consumer staples companies, the Fund benefited from relatively light exposure to well-known beverage companies and a more intent focus on certain individual stocks, such as a meat purveyor and a wine-and-spirits provider that enjoyed favorable supply-and-demand trends. The Fund's industrials area benefited from strong contributions from defense and aerospace companies and the ongoing turnaround at franchiser Cendant Corp., one of the Fund's larger positions. Individual stocks in the information technology, utilities and materials sectors also contributed positively to the Fund's performance.

      On the other hand, the Fund's returns from the energy, telecommunications and consumer discretionary areas lagged industry averages. The Fund's telecommunications investments were hurt by its lack of exposure to a U.S. mobile phone service provider, which was acquired during the reporting period, and an unfavorable legal ruling favoring regional Bell operating companies over smaller competitors. The consumer discretionary group was hurt when the Fund's media holdings suffered from lackluster advertising spending. Although energy stocks generally fared well, relatively light exposure to the area prevented the Fund from participating fully in its gains.

      Among bonds, the Fund's returns were driven by its relatively heavy exposure to mortgage-backed securities and corporate bonds, including high-yield securities. The Fund also added value through its shorter-than-average duration position during the reporting period's second half as investors anticipated higher interest rates. The Fund's


                         10 | OPPENHEIMER BALANCED FUND
small positions in commercial mortgages and asset-backed securities also helped boost fixed-income returns.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2004. In the case of Class A and Class C shares, performance is measured over a ten-fiscal-year period; in the case of Class B shares, from the inception of the class on August 29, 1995. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Standard & Poor's (S&P) 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. The Fund's performance is also compared to the Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. Government Treasury and agency issues, investment grade corporate bond issues and fixed-rate mortgage-backed securities. That index is widely regarded as a measure of the performance of the domestic debt securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in either index.


                         11 | OPPENHEIMER BALANCED FUND

FUND PERFORMANCE DISCUSSION
-------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Balanced Fund (Class A)

    S&P 500 Index

    Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              Oppenheimer
                             Balanced Fund                              Lehman Brothers
     Date                      (Class A)           S&P 500 Index      Aggregate Bond Index
  12/31/1993                      9,425                10,000                 10,000
  03/31/1994                      9,126                 9,621                  9,713
  06/30/1994                      9,039                 9,662                  9,613
  09/30/1994                      9,449                10,133                  9,672
  12/31/1994                      9,276                10,131                  9,708
  03/31/1995                      9,896                11,117                 10,198
  06/30/1995                     10,536                12,176                 10,819
  09/30/1995                     11,141                13,143                 11,032
  12/31/1995                     11,389                13,934                 11,502
  03/31/1996                     11,851                14,682                 11,298
  06/30/1996                     12,195                15,340                 11,362
  09/30/1996 1                   12,667                15,814                 11,572
  12/31/1996                     13,351                17,131                 11,919
  03/31/1997                     13,445                17,591                 11,853
  06/30/1997                     14,662                20,660                 12,288
  09/30/1997                     15,893                22,207                 12,696
  12/31/1997                     15,724                22,845                 13,070
  03/31/1998                     16,858                26,029                 13,274
  06/30/1998                     16,899                26,893                 13,584
  09/30/1998                     15,144                24,224                 14,158
  12/31/1998                     16,833                29,378                 14,206
  03/31/1999                     17,040                30,841                 14,135
  06/30/1999                     18,314                33,011                 14,011
  09/30/1999                     17,611                30,955                 14,106
  12/31/1999                     18,617                35,557                 14,089
  03/31/2000                     19,676                36,371                 14,400
  06/30/2000                     19,815                35,405                 14,651
  09/30/2000                     19,955                35,062                 15,092
  12/31/2000                     19,840                32,321                 15,727
  03/31/2001                     19,626                28,491                 16,204
  06/30/2001                     20,800                30,158                 16,296
  09/30/2001                     18,505                25,733                 17,047
  12/31/2001                     20,174                28,482                 17,055
  03/31/2002                     20,286                28,561                 17,071
  06/30/2002                     18,790                24,737                 17,701
  09/30/2002                     16,918                20,466                 18,512
  12/31/2002                     18,035                22,190                 18,804
  03/31/2003                     17,833                21,491                 19,066
  06/30/2003                     19,982                24,798                 19,542
  09/30/2003                     20,637                25,454                 19,514
  12/31/2003                     22,347                28,551                 19,576
  03/31/2004                     22,838                29,034                 20,096
  06/30/2004                     22,603                29,534                 19,605
  09/30/2004                     22,778                28,981                 20,232

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

    1-Year 4.03%              5-Year 4.04%              10-Year 8.55%

1. The Fund changed its fiscal year end from 12/31 to 9/30.


                         12 | OPPENHEIMER BALANCED FUND

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Balanced Fund (Class B)

   S&P 500 Index

   Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              Oppenheimer
                             Balanced Fund                              Lehman Brothers
     Date                      (Class B)           S&P 500 Index      Aggregate Bond Index
  08/29/1995                     10,000                10,000                 10,000
  09/30/1995                     10,241                10,422                 10,097
  12/31/1995                     10,444                11,049                 10,528
  03/31/1996                     10,825                11,642                 10,341
  06/30/1996                     11,113                12,163                 10,400
  09/30/1996 1                   11,526                12,540                 10,592
  12/31/1996                     12,121                13,584                 10,910
  03/31/1997                     12,176                13,949                 10,849
  06/30/1997                     13,246                16,382                 11,247
  09/30/1997                     14,332                17,609                 11,621
  12/31/1997                     14,143                18,114                 11,963
  03/31/1998                     15,144                20,639                 12,149
  06/30/1998                     15,140                21,324                 12,433
  09/30/1998                     13,544                19,208                 12,959
  12/31/1998                     15,020                23,295                 13,002
  03/31/1999                     15,176                24,455                 12,938
  06/30/1999                     16,275                26,175                 12,824
  09/30/1999                     15,623                24,545                 12,911
  12/31/1999                     16,482                28,194                 12,895
  03/31/2000                     17,379                28,840                 13,180
  06/30/2000                     17,468                28,074                 13,409
  09/30/2000                     17,545                27,802                 13,814
  12/31/2000                     17,426                25,628                 14,395
  03/31/2001                     17,195                22,592                 14,831
  06/30/2001                     18,187                23,913                 14,915
  09/30/2001                     16,166                20,404                 15,603
  12/31/2001                     17,624                22,584                 15,610
  03/31/2002                     17,722                22,647                 15,625
  06/30/2002                     16,415                19,614                 16,202
  09/30/2002                     14,780                16,228                 16,944
  12/31/2002                     15,755                17,595                 17,211
  03/31/2003                     15,579                17,041                 17,450
  06/30/2003                     17,456                19,663                 17,887
  09/30/2003                     18,029                20,183                 17,861
  12/31/2003                     19,523                22,639                 17,917
  03/31/2004                     19,952                23,022                 18,394
  06/30/2004                     19,746                23,418                 17,944
  09/30/2004                     19,899                22,980                 18,518

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

 1-Year 4.26%           5-Year 4.02%           Since Inception (8/29/95) 7.87%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER PERFORMANCE INFORMATION.

1. The Fund changed its fiscal year end from 12/31 to 9/30.


                         13 | OPPENHEIMER BALANCED FUND

FUND PERFORMANCE DISCUSSION
-------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Balanced Fund (Class C)

    S&P 500 Index

    Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              Oppenheimer
                             Balanced Fund                              Lehman Brothers
     Date                      (Class C)           S&P 500 Index      Aggregate Bond Index
  12/31/1993                     10,000                10,000                 10,000
  03/31/1994                      9,654                 9,621                  9,713
  06/30/1994                      9,537                 9,662                  9,613
  09/30/1994                      9,953                10,133                  9,672
  12/31/1994                      9,750                10,131                  9,708
  03/31/1995                     10,377                11,117                 10,198
  06/30/1995                     11,020                12,176                 10,819
  09/30/1995                     11,637                13,143                 11,032
  12/31/1995                     11,864                13,934                 11,502
  03/31/1996                     12,322                14,682                 11,298
  06/30/1996                     12,649                15,340                 11,362
  09/30/1996 1                   13,116                15,814                 11,572
  12/31/1996                     13,799                17,131                 11,919
  03/31/1997                     13,861                17,591                 11,853
  06/30/1997                     15,085                20,660                 12,288
  09/30/1997                     16,319                22,207                 12,696
  12/31/1997                     16,116                22,845                 13,070
  03/31/1998                     17,241                26,029                 13,274
  06/30/1998                     17,247                26,893                 13,584
  09/30/1998                     15,433                24,224                 14,158
  12/31/1998                     17,107                29,378                 14,206
  03/31/1999                     17,284                30,841                 14,135
  06/30/1999                     18,545                33,011                 14,011
  09/30/1999                     17,791                30,955                 14,106
  12/31/1999                     18,766                35,557                 14,089
  03/31/2000                     19,797                36,371                 14,400
  06/30/2000                     19,885                35,405                 14,651
  09/30/2000                     19,987                35,062                 15,092
  12/31/2000                     19,837                32,321                 15,727
  03/31/2001                     19,589                28,491                 16,204
  06/30/2001                     20,715                30,158                 16,296
  09/30/2001                     18,387                25,733                 17,047
  12/31/2001                     20,004                28,482                 17,055
  03/31/2002                     20,085                28,561                 17,071
  06/30/2002                     18,570                24,737                 17,701
  09/30/2002                     16,671                20,466                 18,512
  12/31/2002                     17,734                22,190                 18,804
  03/31/2003                     17,505                21,491                 19,066
  06/30/2003                     19,577                24,798                 19,542
  09/30/2003                     20,168                25,454                 19,514
  12/31/2003                     21,806                28,551                 19,576
  03/31/2004                     22,227                29,034                 20,096
  06/30/2004                     21,964                29,534                 19,605
  09/30/2004                     22,073                28,981                 20,232

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

    1-Year 8.45%           5-Year 4.41%          10-Year 8.29%

1. The Fund changed its fiscal year end from 12/31 to 9/30.


                         14 | OPPENHEIMER BALANCED FUND

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Balanced Fund (Class N)

    S&P 500 Index

    Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              Oppenheimer
                             Balanced Fund                              Lehman Brothers
     Date                      (Class N)           S&P 500 Index      Aggregate Bond Index
  03/01/2001                     10,000                10,000                 10,000
  03/31/2001                      9,640                 9,367                 10,050
  06/30/2001                     10,197                 9,915                 10,107
  09/30/2001                      9,070                 8,460                 10,573
  12/31/2001                      9,876                 9,364                 10,578
  03/31/2002                      9,930                 9,390                 10,588
  06/30/2002                      9,190                 8,132                 10,979
  09/30/2002                      8,266                 6,728                 11,482
  12/31/2002                      8,793                 7,295                 11,663
  03/31/2003                      8,678                 7,065                 11,825
  06/30/2003                      9,719                 8,153                 12,121
  09/30/2003                     10,025                 8,368                 12,103
  12/31/2003                     10,843                 9,387                 12,141
  03/31/2004                     11,065                 9,545                 12,464
  06/30/2004                     10,936                 9,710                 12,159
  09/30/2004                     11,004                 9,528                 12,548

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

    1-Year 8.77%     5-Year N/A      Since Inception  (3/1/01) 2.71%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 16 FOR FURTHER INFORMATION.


                         15 | OPPENHEIMER BALANCED FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 4/24/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 4/1/91, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since-inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                         16 | OPPENHEIMER BALANCED FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                         17 | OPPENHEIMER BALANCED FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           BEGINNING          ENDING          EXPENSES
                           ACCOUNT            ACCOUNT         PAID DURING
                           VALUE              VALUE           6 MONTHS ENDED
                           (4/1/04)           (9/30/04)       SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
Class A Actual             $1,000.00          $  997.30       $ 5.31
--------------------------------------------------------------------------------
Class A Hypothetical        1,000.00           1,019.70         5.37
--------------------------------------------------------------------------------
Class B Actual              1,000.00             991.80        10.06
--------------------------------------------------------------------------------
Class B Hypothetical        1,000.00           1,014.95        10.18
--------------------------------------------------------------------------------
Class C Actual              1,000.00             993.10         9.66
--------------------------------------------------------------------------------
Class C Hypothetical        1,000.00           1,015.35         9.77
--------------------------------------------------------------------------------
Class N Actual              1,000.00             994.50         7.76
--------------------------------------------------------------------------------
Class N Hypothetical        1,000.00           1,017.25         7.85

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2004 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        1.06%
------------------------
Class B        2.01
------------------------
Class C        1.93
------------------------
Class N        1.55

The expense ratios reflect voluntary reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such reimbursements.


                         18 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  September 30, 2004
-------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
COMMON STOCKS--52.6%
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.5%
-------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
TRW Automotive Holdings Corp. 1                         31,600      $   595,660
-------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
McDonald's Corp.                                       269,300        7,548,479
-------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.9%
Toll Brothers, Inc. 1                                  110,000        5,096,300
-------------------------------------------------------------------------------
WCI Communities, Inc. 1                                 97,400        2,269,420
                                                                    -----------
                                                                      7,365,720

-------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.4%
IAC/InterActiveCorp 1                                  144,400        3,179,688
-------------------------------------------------------------------------------
MEDIA--6.0%
AMC Entertainment, Inc. 1                               61,200        1,171,368
-------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A 1                  99,400        3,093,328
-------------------------------------------------------------------------------
Liberty Media Corp., Cl A 1                          1,244,000       10,847,680
-------------------------------------------------------------------------------
Liberty Media International, Inc., A Shares 1           65,504        2,185,344
-------------------------------------------------------------------------------
Regal Entertainment Group                               65,800        1,256,780
-------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 1                       3,192,567       23,848,475
-------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                    188,800        6,336,128
                                                                    -----------
                                                                     48,739,103

-------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
Sears Roebuck & Co.                                    198,800        7,922,180
-------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
Gap, Inc. (The)                                        118,800        2,221,560
-------------------------------------------------------------------------------
CONSUMER STAPLES--3.1%
-------------------------------------------------------------------------------
BEVERAGES--0.9%
Constellation Brands, Inc., Cl. A 1                    187,000        7,117,220
-------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Tyson Foods, Inc., Cl. A                               328,900        5,268,978
-------------------------------------------------------------------------------
TOBACCO--1.6%
Altria Group, Inc.                                     282,400       13,284,096
-------------------------------------------------------------------------------
ENERGY--3.9%
-------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.3%
Halliburton Co.                                         58,300        1,964,127
-------------------------------------------------------------------------------
OIL & GAS--3.6%
BP plc, ADR                                             70,900        4,078,877
-------------------------------------------------------------------------------
Kinder Morgan, Inc.                                     61,000        3,832,020
-------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                   62,300        7,725,200
-------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                     112,000        3,679,776


                         19 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Continued
-------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
-------------------------------------------------------------------------------
OIL & GAS Continued
Talisman Energy, Inc.                                 245,800       $ 6,389,553
-------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                         37,500         3,831,375
                                                                    -----------
                                                                     29,536,801

-------------------------------------------------------------------------------
FINANCIALS--10.2%
-------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
UBS AG                                                 34,492         2,435,023
-------------------------------------------------------------------------------
COMMERCIAL BANKS--2.8%
Bank of America Corp.                                 238,252        10,323,459
-------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                 47,100         2,599,920
-------------------------------------------------------------------------------
SouthTrust Corp.                                      116,600         4,857,556
-------------------------------------------------------------------------------
Wells Fargo & Co.                                      77,300         4,609,399
                                                                    -----------
                                                                     22,390,334

-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.7%
CIT Group, Inc.                                       100,600         3,761,434
-------------------------------------------------------------------------------
Citigroup, Inc.                                       138,900         6,128,268
-------------------------------------------------------------------------------
JPMorgan Chase & Co.                                  144,300         5,733,039
-------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                         28,300         2,256,076
-------------------------------------------------------------------------------
Morgan Stanley                                         81,100         3,998,230
                                                                    -----------
                                                                     21,877,047

-------------------------------------------------------------------------------
INSURANCE--3.1%
Genworth Financial, Inc., Cl. A 1                     471,300        10,981,290
-------------------------------------------------------------------------------
Prudential Financial, Inc.                            151,100         7,107,744
-------------------------------------------------------------------------------
UnumProvident Corp.                                   166,300         2,609,247
-------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                 61,600         4,557,784
                                                                    -----------
                                                                     25,256,065

-------------------------------------------------------------------------------
REAL ESTATE--0.8%
Host Marriott Corp. 1                                 471,100         6,609,533
-------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Freddie Mac                                            66,300         4,325,412
-------------------------------------------------------------------------------
HEALTH CARE--6.6%
-------------------------------------------------------------------------------
BIOTECHNOLOGY--1.7%
MedImmune, Inc. 1                                     278,500         6,600,450
-------------------------------------------------------------------------------
Wyeth                                                 186,200         6,963,880
                                                                    -----------
                                                                     13,564,330


                         20| OPPENHEIMER BALANCED FUND

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
Beckman Coulter, Inc.                                  85,200       $ 4,781,424
-------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.4%
PacifiCare Health Systems, Inc. 1                     108,600         3,985,620
-------------------------------------------------------------------------------
Tenet Healthcare Corp. 1                              676,900         7,303,751
                                                                    -----------
                                                                     11,289,371

-------------------------------------------------------------------------------
PHARMACEUTICALS--2.9%
GlaxoSmithKline plc, ADR                               87,800         3,839,494
-------------------------------------------------------------------------------
Novartis AG                                           127,663         5,967,381
-------------------------------------------------------------------------------
Pfizer, Inc.                                          199,140         6,093,684
-------------------------------------------------------------------------------
Schering-Plough Corp.                                 245,800         4,684,948
-------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                        113,900         3,355,494
                                                                    -----------
                                                                     23,941,001

-------------------------------------------------------------------------------
INDUSTRIALS--5.9%
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.4%
Empresa Brasileira de Aeronautica SA, ADR             142,100         3,751,440
-------------------------------------------------------------------------------
Orbital Sciences Corp. 1                              784,617         8,960,326
-------------------------------------------------------------------------------
Raytheon Co.                                          170,100         6,460,398
                                                                    -----------
                                                                     19,172,164

-------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.7%
Brink's Co. (The)                                     102,700         3,098,459
-------------------------------------------------------------------------------
Cendant Corp.                                         679,200        14,670,720
-------------------------------------------------------------------------------
ChoicePoint, Inc. 1                                    94,900         4,047,485
                                                                    -----------
                                                                     21,816,664

-------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.8%
General Electric Co.                                  137,700         4,623,966
-------------------------------------------------------------------------------
Tyco International Ltd.                                71,000         2,176,860
                                                                    -----------
                                                                      6,800,826

-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--9.0%
-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.6%
Hewlett-Packard Co.                                   467,979         8,774,606
-------------------------------------------------------------------------------
International Business Machines Corp.                 147,100        12,612,354
                                                                    -----------
                                                                     21,386,960

-------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
Flextronics International Ltd. 1                      485,300         6,430,225


                        21 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Continued
-------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
-------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
Net2Phone, Inc. 1                                     676,600       $ 2,178,652
-------------------------------------------------------------------------------
IT SERVICES--0.3%
CSG Systems International, Inc. 1                     162,300         2,501,043
-------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.8%
Freescale Semiconductor, Inc., Cl. A 1                773,100        11,055,330
-------------------------------------------------------------------------------
Intel Corp.                                           180,700         3,624,842
                                                                    -----------
                                                                     14,680,172

-------------------------------------------------------------------------------
SOFTWARE--3.2%
Compuware Corp. 1                                     345,329         1,778,444
-------------------------------------------------------------------------------
Microsoft Corp.                                       408,500        11,295,025
-------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                 408,900        13,432,365
                                                                    -----------
                                                                     26,505,834

-------------------------------------------------------------------------------
MATERIALS--1.8%
-------------------------------------------------------------------------------
CHEMICALS--0.7%
Dow Chemical Co.                                       54,700         2,471,346
-------------------------------------------------------------------------------
Praxair, Inc.                                          82,700         3,534,598
                                                                    -----------
                                                                      6,005,944

-------------------------------------------------------------------------------
METALS & MINING--0.8%
Companhia Vale do Rio Doce, Sponsored ADR             162,900         3,135,825
-------------------------------------------------------------------------------
GrafTech International Ltd. 1                         230,900         3,221,055
                                                                    -----------
                                                                      6,356,880

-------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Bowater, Inc.                                          47,100         1,798,749
-------------------------------------------------------------------------------
Western Forest Products, Inc. 1                        56,736           416,052
                                                                    -----------
                                                                      2,214,801

-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.3%
-------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
IDT Corp., Cl. B 1                                    696,200        10,463,886
-------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group 1                       450,000                --
                                                                    -----------
                                                                     10,463,886

-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.0%
Leap Wireless International, Inc. 1                     2,251            49,522
-------------------------------------------------------------------------------
UTILITIES--1.3%
-------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
AES Corp. (The) 1                                     534,000         5,334,660


                         22 | OPPENHEIMER BALANCED FUND

                                                                                                VALUE
                                                                                SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
PG&E Corp. 1                                                                    81,300   $  2,471,520
                                                                                         ------------
                                                                                            7,806,180

-----------------------------------------------------------------------------------------------------
GAS UTILITIES--0.3%
Sempra Energy                                                                   74,100      2,681,679
                                                                                         ------------
Total Common Stocks (Cost $326,609,001)                                                   428,264,584


                                                                                 UNITS
-----------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------------------
Sun Healthcare Group, Inc. Wts., Exp. 2/28/051 (Cost $0)                           496             --


                                                                             PRINCIPAL
                                                                                AMOUNT
-----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--7.3%
-----------------------------------------------------------------------------------------------------
Bank One Auto Securitization Trust, Automobile Receivable Certificates,
Series 2003-1, Cl. A2, 1.29%, 8/21/06                                     $    981,974        980,139
-----------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series 2004-A,
Cl. A2, 1.88%, 10/25/06                                                      2,130,000      2,125,881
-----------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2003-B, Cl. AF1, 1.64%, 2/25/18                                          34,657         34,635
Series 2003-C, Cl. AF1, 2.14%, 7/25/18                                         592,718        592,123
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                          77,621         77,452
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 2                                       900,000        900,000
-----------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity
Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                         496,879        498,179
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                       1,170,000      1,171,535
Series 2003-3, Cl. 1A1, 1.92%, 8/25/17 3                                       161,213        161,310
Series 2003-4, Cl. 1A1, 1.96%, 9/25/17 3                                       677,171        677,607
Series 2004-1, Cl. 2A1, 1.95%, 9/25/21 3                                     2,453,675      2,455,096
-----------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                          470,000        475,559
Series 2003-A, Cl. A2, 1.26%, 1/16/06                                          164,180        164,208
Series 2003-B, Cl. A2, 1.28%, 3/15/06                                          407,980        407,790
-----------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 9/29/06 4                                    1,330,000      1,329,873
-----------------------------------------------------------------------------------------------------
CIT Group Home Equity Loan Trust, Home Equity Loan Asset-Backed
Certificates, Series 2003-1, Cl. A2, 2.35%, 4/20/27                          1,145,950      1,144,874
-----------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                       1,430,000      1,449,341
-----------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized
Mtg. Obligations:
Series 2003-2, Cl. AF1, 1.94%, 5/25/33 3                                       259,837        259,993
Series 2003-3, Cl. AF1, 1.96%, 8/25/33 3                                       568,197        568,571


                        23 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                            PRINCIPAL        VALUE
                                                                               AMOUNT   SEE NOTE 1
--------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg. Obligations,
Series 2004-OPT1, Cl. A1B, 2.388%, 9/1/34                                  $2,221,000   $2,221,000
--------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2003-A, Cl. A2, 1.52%, 12/8/05                                       1,335,817    1,335,970
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                       2,979,027    2,976,804
Series 2004-B, Cl. A2, 2.48%, 2/8/07 2                                      1,500,000    1,500,000
--------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2003-A, Cl. A2A, 1.62%, 8/15/05                                         88,301       88,352
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                      3,090,000    3,086,605
--------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.:
Series 2002-2, Cl. A1, 1.91%, 4/15/07                                         130,229      130,229
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                       1,392,343    1,389,040
--------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2003-2, Cl. A2, 1.34%, 12/21/05                                        527,579      527,625
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                       1,932,445    1,930,803
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                       2,258,582    2,255,865
--------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%, 12/18/06                                      1,062,438    1,061,180
--------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                        995,466      997,437
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                       1,940,433    1,939,106
--------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable Obligations,
Series 2004-A, Cl. A2, 1.50%, 2/15/07                                       1,400,000    1,396,074
--------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series 2003-A,
Cl. A2, 1.69%, 12/15/05                                                       951,555      952,056
--------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                        430,449      434,320
Series 2003-B, Cl. A2, 1.20%, 11/15/05                                        271,672      271,783
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                       1,580,000    1,574,718
--------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 1.982%, 11/25/34 3,4                                   920,000      920,000
--------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                                         248,661      249,730
Series 2003-B, Cl. A2, 1.43%, 2/15/06                                       1,101,454    1,101,125
--------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                        444,272      445,052
Series 2003-1, Cl. A2, 1.22%, 4/17/06                                         341,833      341,886
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                       3,840,000    3,828,862
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                       1,530,000    1,530,781
--------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities,
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                       1,560,000    1,558,781
--------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable
Certificates:
Series 2003-1, Cl. A2, 1.11%, 12/20/05                                      1,213,978    1,213,463
Series 2003-2, Cl. A2, 1.55%, 6/20/06                                       1,281,947    1,280,588

                        24 | OPPENHEIMER BALANCED FUND

                                                                             PRINCIPAL         VALUE
                                                                                AMOUNT    SEE NOTE 1
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
----------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series 2004-B,
Cl. A2, 2.40%, 5/21/07                                                     $ 1,110,000   $ 1,110,824
----------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                      2,480,000     2,480,000
----------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates,
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                       1,800,532     1,798,738
                                                                                         -----------
Total Asset-Backed Securities (Cost $59,474,596)                                          59,402,963

----------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--30.4%
----------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg
Obligations
Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                       2,788,221     2,876,225
Series 2004-8, Cl. 5A1, 6.50%, 9/25/34                                       2,260,000     2,331,331
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                      1,658,866     1,662,656
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                                      1,694,925     1,691,404
----------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2003-EF1, Cl. A2, 1.49%, 12/20/05                                       454,685       454,651
----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5%, 10/1/34 4                                                               16,924,000    16,760,040
5.50%, 1/1/34                                                                  917,159       931,154
5.50%, 10/1/34 4                                                             8,019,000     8,129,261
6.50%, 11/1/28                                                               1,086,659     1,143,986
7%, 5/1/29-11/1/33                                                           4,773,250     5,073,101
7%, 10/1/34 4                                                               10,132,000    10,746,253
----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Pass-Through Participation Certificates, Series 151, Cl. F, 9%, 5/15/21         78,479        78,581
----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                             501,301       505,973
Series 2055, Cl. ZM, 6.50%, 5/15/28                                          1,107,785     1,156,883
Series 2075, Cl. D, 6.50%, 8/15/28                                           2,636,391     2,757,790
Series 2080, Cl. Z, 6.50%, 8/15/28                                             722,667       747,947
Series 2102, Cl. VA, 6%, 10/15/09                                               46,419        46,413
Series 2387, Cl. PD, 6%, 4/15/30                                             1,564,656     1,601,086
Series 2466, Cl. PD, 6.50%, 4/15/30                                            726,641       734,419
Series 2498, Cl. PC, 5.50%, 10/15/14                                           235,284       238,410
Series 2500, Cl. FD, 2.209%, 3/15/32 3                                         422,974       423,892
Series 2526, Cl. FE, 2.109%, 6/15/29 3                                         502,360       503,795
Series 2551, Cl. FD, 2.109%, 1/15/33 3                                         412,255       414,001
Series 2551, Cl. TA, 4.50%, 2/15/18                                            747,785       748,522


                        25 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL         VALUE
                                                                                     AMOUNT    SEE NOTE 1
---------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, (0.688)%, 6/1/26 5                                          $   707,057   $   130,488
Series 183, Cl. IO, (1.514)%, 4/1/27 5                                            1,159,357       219,980
Series 184, Cl. IO, 0.848%, 12/1/26 5                                             1,152,081       210,737
Series 192, Cl. IO, 5.662%, 2/1/28 5                                                328,326        57,049
Series 200, Cl. IO, 5.208%, 1/1/29 5                                                400,666        74,547
Series 2130, Cl. SC, 17.914%, 3/15/29 5                                             882,974        91,864
Series 2796, Cl. SD, 26.12%, 7/15/26 5                                            1,282,083       139,909
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security:
Series 176, Cl. PO, 7.039%, 6/1/26 6                                                286,676       253,653
Series 217, Cl. PO, 8.479%, 1/1/32 6                                                428,836       370,204
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Structured Pass-Through Securities,
Collateralized Mtg. Obligations, Series T-42, Cl. A2, 5.50%, 2/25/42                    728           728
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/1/19 4                                                                  8,270,000     8,241,568
5%, 10/1/19-10/1/34 4                                                            14,146,000    14,262,705
5.50%, 7/1/33-9/1/34                                                             10,667,516    10,834,169
5.50%, 10/1/19-10/1/34 4                                                         30,889,398    31,737,307
6%, 5/1/16                                                                        3,236,526     3,397,045
6%, 11/1/34 4                                                                     1,249,000     1,287,251
6.50%, 12/1/27-10/1/30                                                            1,183,111     1,244,919
6.50%, 10/1/34 4                                                                 17,353,000    18,204,373
7%, 7/1/32-8/1/34                                                                11,711,429    12,432,304
7%, 10/1/34 4                                                                    45,640,000    48,392,640
8.50%, 7/1/32                                                                        98,441       107,096
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                              1,981,683     2,092,433
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                  457,029       460,552
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                  877,838       881,951
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                  808,624       828,367
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                  686,601       701,773
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                  291,262       296,773
Trust 2002-50, Cl. PD, 6%, 9/25/27                                                  941,810       947,021
Trust 2002-77, Cl. WF, 2.211%, 12/18/32 3                                           678,428       680,563
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                             1,311,755     1,318,025
Trust 2003-81, Cl. PA, 5%, 2/25/12                                                  397,370       400,669
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-38, Cl. SO, 29.05%, 4/25/32 5                                          1,592,190       113,756
Trust 2002-47, Cl. NS, 19.181%, 4/25/32 5                                         1,582,771       149,387
Trust 2002-51, Cl. S, 19.54%, 8/25/32 5                                           1,453,234       137,288
Trust 2002-77, Cl. IS, 23.023%, 12/18/32 5                                        2,712,620       272,309


                        26 | OPPENHEIMER BALANCED FUND

                                                                                PRINCIPAL        VALUE
                                                                                   AMOUNT   SEE NOTE 1
------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, (4.11)%, 6/1/23 5                                            $2,278,567   $  395,825
Trust 240, Cl. 2, (1.081)%, 9/1/23 5                                            3,451,096      664,496
Trust 252, Cl. 2, (5.194)%, 11/1/23 5                                           1,746,150      355,538
Trust 254, Cl. 2, (2.401)%, 1/1/24 5                                              871,983      172,994
Trust 273, Cl. 2, (0.778)%, 7/1/26 5                                              507,479       95,412
Trust 321, Cl. 2, (8.951)%, 3/1/32 5                                            4,598,026      904,384
Trust 334, Cl. 17, (47.305)%, 2/1/33 5                                          1,317,919      226,122
Trust 2001-81, Cl. S, 25.236%, 1/25/32 5                                          826,625       77,797
Trust 2002-9, Cl. MS, 20.455%, 3/25/32 5                                        1,093,181      105,612
Trust 2002-52, Cl. SD, 15.361%, 9/25/32 5                                       1,874,805      183,926
Trust 2004-54, Cl. DS, 25.553%, 11/25/30 5                                      1,679,852      160,473
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 10.115%, 9/25/23 6                               755,603      662,147
------------------------------------------------------------------------------------------------------
First Union/Lehman Brothers/Bank of America, Commercial Mtg.
Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                980,000    1,065,578
------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                           960,000      977,378
------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                             775,348      836,020
------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates, Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                            620,000      637,429
------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
3.375%, 3/20/26                                                                    56,175       56,676
7%, 4/15/26                                                                       366,860      392,585
7.50%, 5/15/27                                                                  1,711,229    1,846,338
------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Series 2001-21, Cl. SB, 21.331%, 1/16/27 5                                      1,687,793      171,115
Series 2002-15, Cl. SM, 15.334%, 2/16/32 5                                      1,584,080      156,027
Series 2002-76, Cl. SY, 13.416%, 12/16/26 5                                     3,275,275      332,286
Series 2004-11, Cl. SM, 18.135%, 1/17/30 5                                      1,340,757      128,758
------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg Obligations,
Series 2004-9, Cl. A3, 4.70%, 8/25/34                                           3,541,867    3,555,149
------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                         1,130,000    1,238,797
------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                   1,362,000    1,582,352
------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1996-B, Cl. 1, 6.213%, 4/25/26 2,3                                           5,872        5,421
Series 1996-C1, Cl. F, 8.402%, 1/20/28 2,3                                        250,000      206,563
------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2003-AR12, Cl. A2, 2.45%, 2/25/34 3           2,146,879    2,149,243


                        27 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL         VALUE
                                                                                       AMOUNT    SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust, Collateralized Mtg. Obligations:
Series 2004-N, Cl. A10, 3.803%, 8/25/34 2                                        $  3,007,868  $  3,017,268
Series 2004-W, Cl. A2, 4.677%, 11/27/34 4                                           1,890,000     1,902,624
                                                                                               ------------
Total Mortgage-Backed Obligations (Cost $246,464,615)                                           246,991,510

-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--7.5%
Federal Home Loan Bank Unsec. Bonds, Series EY06, 5.25%, 8/15/06                    2,476,000     2,586,675
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
2.75%, 8/15/06                                                                      3,500,000     3,499,692
2.875%, 12/15/06                                                                    1,685,000     1,684,171
4.50%, 1/15/13                                                                      1,270,000     1,278,138
4.875%, 11/15/13                                                                      945,000       969,802
5.50%, 7/15/06                                                                     13,735,000    14,398,387
5.75%, 1/15/12                                                                        600,000       655,688
6.625%, 9/15/09                                                                       475,000       536,379
6.875%, 9/15/10                                                                     1,000,000     1,151,863
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
3.25%, 8/15/08                                                                      1,000,000       992,524
4.25%, 7/15/07                                                                      7,750,000     7,982,795
6%, 5/15/11                                                                         4,240,000     4,688,545
7.25%, 1/15/10-5/15/30                                                              7,130,000     8,446,344
-----------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                                                                      685,000       733,831
7.125%, 5/1/30                                                                        603,000       748,620
Series C, 4.75%, 8/1/13                                                               395,000       403,140
Series C, 6%, 3/15/13                                                                 380,000       422,656
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                                                     2,687,000     2,879,290
5.50%, 8/15/28                                                                      1,505,000     1,618,287
STRIPS, 3.37%, 2/15/11 7                                                            2,019,000     1,585,426
STRIPS, 3.86%, 2/15/13 7                                                            2,098,000     1,481,406
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 4.25%, 11/15/13-8/15/14                                         1,886,000     1,910,390
                                                                                               ------------
Total U.S. Government Obligations (Cost $60,616,642)                                             60,654,049

-----------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.1%
-----------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $731,309)                            665,000       751,118

-----------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--13.3%
-----------------------------------------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93                    500,000       571,055
-----------------------------------------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                         1,675,000     1,776,207
-----------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08                   740,000       806,600
-----------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 8                          365,000       372,261
-----------------------------------------------------------------------------------------------------------
Allstate Life Global Funding II, 3.50% Nts., 7/30/07                                  495,000       497,408


                         28 | OPPENHEIMER BALANCED FUND

                                                                           PRINCIPAL        VALUE
                                                                              AMOUNT   SEE NOTE 1
-------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
-------------------------------------------------------------------------------------------------
American Express Centurion Bank, 4.375% Nts., 7/30/09                     $  650,000   $  664,843
-------------------------------------------------------------------------------------------------
American Honda Finance Corp., 3.85% Nts., 11/6/08 8                          425,000      427,686
-------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07                1,200,000    1,322,836
-------------------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                      1,030,000    1,337,280
-------------------------------------------------------------------------------------------------
Bank of America Corp.:
4.875% Sr. Unsec. Nts., 1/15/13                                               23,000       23,371
7.80% Jr. Unsec. Sub. Nts., 2/15/10                                          500,000      588,033
-------------------------------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                         140,000      157,495
-------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11                      770,000      852,775
-------------------------------------------------------------------------------------------------
Boeing Capital Corp.:
5.65% Sr. Unsec. Nts., 5/15/06                                               127,000      132,643
6.50% Nts., 2/15/12 10                                                     1,000,000    1,121,147
-------------------------------------------------------------------------------------------------
British Telecommunications plc:
7.875% Nts., 12/15/05                                                      1,070,000    1,133,689
8.125% Nts., 12/15/10                                                        695,000      839,112
-------------------------------------------------------------------------------------------------
Canadian National Railway Co., 4.25% Nts., 8/1/09                            238,000      241,253
-------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                                                      980,000    1,023,880
8.125% Unsec. Nts., Series B, 7/15/05                                        335,000      348,758
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.50% Sr. Nts., 6/15/14                             895,000      982,263
-------------------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                                    2,020,000    2,213,163
-------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                      1,000,000    1,185,184
-------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.875% Unsec. Nts., 2/15/98                                 550,000      612,077
-------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                         399,000      440,895
-------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.625% Sr. Unsec. Nts., 1/15/08        1,815,000    1,849,703
-------------------------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                            440,000      538,914
-------------------------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts., 9/15/06                                        925,000      973,465
-------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05                   230,000      233,289
-------------------------------------------------------------------------------------------------
Cox Communications, Inc., 6.40% Sr. Unsec. Nts., 8/1/08                    1,205,000    1,266,342
-------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                       780,000      846,341
-------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/15/11                      710,000      796,975
-------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., 4.75% Unsec. Nts., 1/15/08    1,525,000    1,571,755
-------------------------------------------------------------------------------------------------
Delphi Automotive Systems Corp., 6.50% Nts., 5/1/09                          685,000      723,783
-------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10      1,050,000    1,259,976
-------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                    725,000      860,058
-------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                830,000      873,129
-------------------------------------------------------------------------------------------------
Duke Capital LLC, 5.668% Nts., 8/15/14                                       980,000    1,001,422
-------------------------------------------------------------------------------------------------
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07                                              295,000      318,025
8.375% Nts., 3/15/06                                                         560,000      601,776

                        29 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL        VALUE
                                                                                       AMOUNT   SEE NOTE 1
----------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
----------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                  $1,205,000   $1,322,621
----------------------------------------------------------------------------------------------------------
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                              1,875,000    1,845,446
----------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.50% Sr. Unsub. Nts., Series A, 11/15/06                        1,710,000    1,780,859
----------------------------------------------------------------------------------------------------------
Food Lion, Inc., 7.55% Nts., 4/15/07                                                1,110,000    1,209,432
----------------------------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30                                580,000      663,067
----------------------------------------------------------------------------------------------------------
Ford Motor Co.:
7.70% Unsec. Debs., 5/15/97                                                           500,000      477,913
8.90% Unsec. Unsub. Debs., 1/15/32                                                    285,000      320,676
----------------------------------------------------------------------------------------------------------
France Telecom SA:
8.50% Sr. Unsec. Nts., 3/1/11                                                         690,000      827,035
9.25% Sr. Unsec. Nts., 3/1/31 3                                                       360,000      478,706
----------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                                         585,000      586,720
----------------------------------------------------------------------------------------------------------
Gap, Inc. (The), 6.90% Nts., 9/15/07 2                                                695,000      759,288
----------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                          1,400,000    1,415,590
----------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875% Unsec. Unsub. Nts., 8/28/12                 1,980,000    2,060,568
----------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33                                550,000      585,622
----------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 7.80% Sr. Unsec. Unsub. Nts., Series B, 1/28/10      500,000      581,787
----------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06                    480,000      474,936
----------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                              1,810,000    1,877,576
----------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.95% Sr. Nts., 4/15/07                                          635,000      704,056
----------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 13.08% Sr. Unsec. Disc. Nts., 12/31/09 2,7       800,000      428,000
----------------------------------------------------------------------------------------------------------
Hutchison Whampoa International Ltd., 7.45% Sr. Bonds, 11/24/33 8                     685,000      712,439
----------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 2,3                          810,000      907,200
----------------------------------------------------------------------------------------------------------
iStar Financial, Inc.:
4.875% Sr. Unsec. Nts., Series B, 1/15/09                                             775,000      780,450
8.75% Sr. Unsec. Nts., 8/15/08                                                        565,000      650,504
----------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 8% Nts., 3/1/10                                              1,640,000    1,875,750
----------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 8                                1,341,000    1,585,771
----------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 1,11           250,000      242,500
----------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                    810,000      892,025
----------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                               2,040,000    2,136,284
----------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                           1,255,000    1,398,827
----------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc.:
4/1/27, Escrow Shares 9                                                               600,000       24,000
4/1/27, Escrow Shares 9                                                               300,000        9,750
----------------------------------------------------------------------------------------------------------
Lear Corp.:
7.96% Sr. Unsec. Nts., Series B, 5/15/05                                              755,000      778,672
8.11% Sr. Unsec. Nts., Series B, 5/15/09                                              842,000      973,120
----------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                                     1,165,000    1,286,630
----------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                                  185,000      202,571


                        30 | OPPENHEIMER BALANCED FUND

                                                                           PRINCIPAL        VALUE
                                                                              AMOUNT   SEE NOTE 1
-------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
-------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                               $  880,000   $  932,172
-------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.50% Nts., 9/25/06                                     825,000      822,053
-------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                              935,000      954,141
-------------------------------------------------------------------------------------------------
May Department Stores Co. (The), 3.95% Nts., 7/15/07 8                       121,000      122,022
-------------------------------------------------------------------------------------------------
MBNA America Bank NA, 5.375% Nts., 1/15/08                                 1,390,000    1,458,581
-------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                  228,000      245,040
-------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4.125% Nts., 9/10/09                            1,880,000    1,887,217
-------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                           760,000      848,740
-------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                124,000      136,814
-------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375% Sr. Unsec. Nts., 10/1/04                  515,000      515,000
-------------------------------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                          250,000      249,356
7.875% Sr. Unsec. Nts., 11/15/10                                           1,070,000    1,266,022
-------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                           1,125,000    1,294,829
-------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27                            510,000      622,455
-------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 8      605,895      594,380
-------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 8                1,215,000    1,553,318
-------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 8                  1,285,000    1,638,982
-------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07                         810,000      868,725
-------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                            750,000      904,297
-------------------------------------------------------------------------------------------------
Raytheon Co., 6.50% Unsec. Nts., 7/15/05                                   1,155,000    1,189,419
-------------------------------------------------------------------------------------------------
Safeway, Inc., 2.50% Nts., 11/1/05                                         1,765,000    1,758,764
-------------------------------------------------------------------------------------------------
Spieker Properties LP, 6.75% Unsec. Unsub. Nts., 1/15/08                     575,000      633,578
-------------------------------------------------------------------------------------------------
Sprint Capital Corp.:
7.125% Sr. Unsec. Nts., 1/30/06                                              870,000      917,673
8.75% Nts., 3/15/32                                                          725,000      922,929
-------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 2                      136,379      128,878
-------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                            965,000      978,999
7.75% Unsec. Sub. Nts., 5/1/10                                                86,000      101,030
-------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                   1,720,000    2,196,093
-------------------------------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07                           680,000      792,200
-------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08                           745,000      749,052
-------------------------------------------------------------------------------------------------
Texas Utilities Co., 6.375% Sr. Unsec. Nts., Series C, 1/1/08                737,000      801,207
-------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                                695,000      871,495
-------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                    308,000      400,291
-------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                     770,000      857,588


                        31 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
------------------------------------------------------------------------------------------------------------------
Tyco International Group SA:
5.875% Unsec. Unsub. Nts., 11/1/04                                                $     167,000     $     167,445
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                                1,220,000         1,275,841
6.375% Nts., 10/15/11                                                                 1,000,000         1,107,502
6.75% Sr. Unsub. Nts., 2/15/11                                                          515,000           580,180
------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                                        241,000           238,507
3.50% Sr. Unsec. Nts., 10/15/07                                                       1,255,000         1,247,158
------------------------------------------------------------------------------------------------------------------
Volkswagen Credit, Inc., 1.88% Nts., 7/21/05 3,8                                      1,825,000         1,825,100
------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                             1,765,000         1,852,945
------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                                                                    290,000           321,911
7.375% Sr. Unsub. Nts., 8/1/10                                                          650,000           751,196
------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 2                                 292,000           324,120
------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05                                     349,000           353,623
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                     1,755,000         1,896,132
                                                                                                     -------------
Total Non-Convertible Corporate Bonds and Notes (Cost $104,681,858)                                   108,398,258


------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--1.0%
------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, COUNTS Corp. Sec. Credit Linked Nts.,
Series 2003-1, 3.318%, 1/7/05 2,3                                                     4,250,000         4,234,275
------------------------------------------------------------------------------------------------------------------
UBS AG, High Grade Credit Linked Nts., 1.863%, 12/10/04 2                             4,250,000         4,260,200
                                                                                                     -------------
Total Structured Notes (Cost $8,500,000)                                                                8,494,475

------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--6.5%
------------------------------------------------------------------------------------------------------------------
Undivided interest of 3.66% in joint repurchase agreement (Principal Amount/
Value $1,446,038,000, with a maturity value of $1,446,110,302) with UBS Warburg
LLC, 1.80%, dated 9/30/04, to be repurchased at $52,921,646 on 10/1/04, collateralized by Federal National Mortgage Assn., 5%, 3/1/34, with
a value of $1,477,979,332 (Cost $52,919,000)                                         52,919,000        52,919,000

------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $859,997,021)                                           118.7%      965,875,957
------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                     (18.7)     (152,407,094)
                                                                                  --------------------------------
NET ASSETS                                                                                100.0%    $ 813,468,863
                                                                                   ===============================


                        32 | OPPENHEIMER BALANCED FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid security. See Note 9 of Notes to Financial Statements.

3. Represents the current interest rate for a variable or increasing rate security.

4. When-issued security or forward commitment to be delivered and settled after September 30, 2004. See Note 1 of Notes to Financial Statements.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $5,728,079 or 0.70% of the Fund's net assets as of September 30, 2004.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,286,004 or 0.16% of the Fund's net assets as of September 30, 2004.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $8,831,959 or 1.09% of the Fund's net assets as of September 30, 2004.

9. Received as the result of issuer reorganization.

10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $1,121,147. See Note 6 of Notes to Financial Statements.

11. Issue is in default. See Note 1 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         33 | OPPENHEIMER BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2004
--------------------------------------------------------------------------------

ASSETS
Investments, at value (including securities loaned of approximately $56,735,000)
(cost $859,997,021)--see accompanying statement of investments                               $   965,875,957
-------------------------------------------------------------------------------------------------------------
Cash                                                                                                 824,025
-------------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                                  57,707,572
-------------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                             15,132
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $15,571,863 sold on a when-issued basis or forward commitment)        18,509,584
Interest, dividends and principal paydowns                                                         4,167,482
Shares of beneficial interest sold                                                                   611,077
Other                                                                                                 17,788
                                                                                             ---------------
Total assets                                                                                   1,047,728,617

-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                        57,707,572
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $173,773,843 purchased on a when-issued basis
or forward commitment)                                                                           174,706,665
Shares of beneficial interest redeemed                                                               769,138
Distribution and service plan fees                                                                   415,300
Futures margins                                                                                      209,320
Trustees' compensation                                                                               150,164
Shareholder communications                                                                           111,919
Transfer and shareholder servicing agent fees                                                         98,320
Other                                                                                                 91,356
                                                                                             ---------------
Total liabilities                                                                                234,259,754

-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $   813,468,863
                                                                                             ===============

-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                              $   673,998,923
-------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                     (681,095)
-------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                    33,070,783
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                                107,080,252
                                                                                             ---------------
NET ASSETS                                                                                   $   813,468,863
                                                                                             ===============


                        34 | OPPENHEIMER BALANCED FUND

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $651,754,451
and 47,396,334 shares of beneficial interest outstanding)                                         $13.75
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)   $14.59
--------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $84,924,465 and 6,274,530 shares of
beneficial interest outstanding)                                                                  $13.53
--------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $68,017,502 and 5,005,258 shares
of beneficial interest outstanding)                                                               $13.59
--------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $8,772,445 and 642,462 shares
of beneficial interest outstanding)                                                               $13.65

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        35 | OPPENHEIMER BALANCED FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2004
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                          $ 10,331,052
-------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $152,061)             6,013,083
-------------------------------------------------------------------------------
Portfolio lending fees                                                  42,187
                                                                   ------------
Total investment income                                             16,386,322

-------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------
Management fees                                                      5,468,668
-------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                              1,231,729
Class B                                                                770,099
Class C                                                                600,128
Class N                                                                 28,414
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                791,353
Class B                                                                188,333
Class C                                                                107,107
Class N                                                                 18,288
-------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                106,236
Class B                                                                 34,440
Class C                                                                 13,133
Class N                                                                  1,372
-------------------------------------------------------------------------------
Trustees' compensation                                                  35,182
-------------------------------------------------------------------------------
Custodian fees and expenses                                             21,446
-------------------------------------------------------------------------------
Other                                                                  164,334
                                                                   ------------
Total expenses                                                       9,580,262
Less reduction to custodian expenses                                    (8,860)
Less payments and waivers of expenses                                  (66,293)
                                                                   ------------
Net expenses                                                         9,505,109

-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                6,881,213


                         36 | OPPENHEIMER BALANCED FUND

---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
---------------------------------------------------------------------------------------
Net realized gain on:
Investments (including premiums on options exercised)                     $ 61,343,728
Closing of futures contracts                                                 1,936,034
Closing and expiration of option contracts written                             428,486
Foreign currency transactions                                                  211,202
Swap contracts                                                                 266,706
Net increase from payment by affiliate                                          16,530
                                                                          -------------
Net realized gain                                                           64,202,686
---------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                    428,737
Translation of assets and liabilities denominated in foreign currencies        331,423
Futures contracts                                                              (91,453)
Option contracts                                                              (211,992)
Swap contracts                                                                (216,255)
                                                                          -------------
Net change in unrealized appreciation                                          240,460

---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 71,324,359
                                                                          ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        37 | OPPENHEIMER BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                            2004             2003
------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------
Net investment income                                      $   6,881,213    $  10,168,008
------------------------------------------------------------------------------------------
Net realized gain (loss)                                      64,202,686      (25,256,881)
------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)             240,460      137,802,225
                                                           -------------------------------
Net increase in net assets resulting from operations          71,324,359      122,713,352

------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                       (4,777,266)      (9,895,590)
Class B                                                         (111,890)        (549,555)
Class C                                                         (122,220)        (411,935)
Class N                                                          (30,405)         (26,078)
------------------------------------------------------------------------------------------
Tax return of capital distribution:
Class A                                                               --       (1,438,201)
Class B                                                               --         (158,899)
Class C                                                               --         (105,519)
Class N                                                               --           (4,407)

------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                       20,788,123         (441,692)
Class B                                                       13,846,692           (9,391)
Class C                                                       16,261,663        7,175,471
Class N                                                        4,986,013        2,289,286

------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------
Total increase                                               122,165,069      119,136,842
------------------------------------------------------------------------------------------
Beginning of period                                          691,303,794      572,166,952
                                                           -------------------------------
End of period (including accumulated net investment loss
of $681,095 and $129,239, respectively)                    $ 813,468,863    $ 691,303,794
                                                           ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         38 | OPPENHEIMER BALANCED FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED SEPTEMBER 30,                  2004          2003          2002          2001          2000
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  12.55      $  10.51      $  12.14      $  14.23      $  14.06
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .14           .21           .35           .43           .53
Net realized and unrealized gain (loss)              1.16          2.08         (1.29)        (1.40)         1.21
                                                 ------------------------------------------------------------------
Total from investment operations                     1.30          2.29          (.94)         (.97)         1.74
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                 (.10)         (.22)         (.31)         (.38)         (.48)
Tax return of capital distribution                     --          (.03)           --            --            --
Distributions from net realized gain                   --            --          (.38)         (.74)        (1.09)
                                                 ------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.10)         (.25)         (.69)        (1.12)        (1.57)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  13.75      $  12.55      $  10.51      $  12.14      $  14.23
                                                 ==================================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                  10.37%        21.98%        (8.58)%       (7.27)%       13.31%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $651,754      $575,799      $483,311      $562,281      $639,648
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $631,041      $523,477      $570,796      $626,251      $644,356
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                1.05%         1.78%         2.84%         3.16%         3.71%
Total expenses                                       1.07%         1.11%         1.15%         1.01%         1.13%
Expenses after payments and waivers
and reduction to custodian expenses                  1.06%          N/A 3         N/A 3         N/A 3         N/A 3
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              61% 4          205%           31%           40%           33%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $1,069,526,653 and $1,026,457,980, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         39 | OPPENHEIMER BALANCED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B    YEAR ENDED SEPTEMBER 30,                    2004            2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  12.40        $  10.38      $  12.01      $  14.08      $  13.93
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .02             .09           .25           .31           .41
Net realized and unrealized gain (loss)                1.13            2.07         (1.29)        (1.36)         1.19
                                                   ---------------------------------------------------------------------
Total from investment operations                       1.15            2.16         (1.04)        (1.05)         1.60
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.02)           (.11)         (.21)         (.28)         (.36)
Tax return of capital distribution                       --            (.03)           --            --            --
Distributions from net realized gain                     --              --          (.38)         (.74)        (1.09)
                                                   ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.02)           (.14)         (.59)        (1.02)        (1.45)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  13.53        $  12.40      $  10.38      $  12.01      $  14.08
                                                   =====================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                     9.26%          20.91%        (9.38)%       (7.96)%       12.30%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $ 84,924        $ 64,944      $ 54,757      $ 63,487      $ 66,777
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 77,082        $ 57,836      $ 64,702      $ 67,959      $ 66,956
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                  0.11%           0.81%         2.02%         2.37%         2.92%
Total expenses                                         2.02% 3,4       2.08% 3       1.97% 3       1.81% 3       1.94% 3
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  61% 5          205%           31%           40%           33%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $1,069,526,653 and $1,026,457,980, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         40 | OPPENHEIMER BALANCED FUND

CLASS C    YEAR ENDED SEPTEMBER 30,                    2004           2003          2002          2001          2000
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  12.44       $  10.42      $  12.06      $  14.13      $  13.97
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .04            .11           .24           .31           .41
Net realized and unrealized gain (loss)                1.13           2.06         (1.29)        (1.37)         1.20
                                                   --------------------------------------------------------------------
Total from investment operations                       1.17           2.17         (1.05)        (1.06)         1.61
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.02)          (.12)         (.21)         (.27)         (.36)
Tax return of capital distribution                       --           (.03)           --            --            --
Distributions from net realized gain                     --             --          (.38)         (.74)        (1.09)
                                                   --------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.02)          (.15)         (.59)        (1.01)        (1.45)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  13.59       $  12.44      $  10.42      $  12.06      $  14.13
                                                   ====================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                     9.45%         20.98%        (9.41)%       (8.00)%       12.35%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $ 68,018       $ 47,212      $ 33,300      $ 36,171      $ 38,522
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 60,095       $ 38,407      $ 37,412      $ 39,030      $ 38,597
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                  0.19%          0.90%         2.03%         2.37%         2.92%
Total expenses                                         1.93% 3,4      1.98% 3       1.96% 3       1.81% 3       1.94% 3
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  61% 5         205%           31%           40%           33%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $1,069,526,653 and $1,026,457,980, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         41 | OPPENHEIMER BALANCED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N    YEAR ENDED SEPTEMBER 30,                  2004        2003        2002      2001 1
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period               $12.49      $10.48      $12.13      $13.67
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .10         .20         .39         .24
Net realized and unrealized gain (loss)              1.12        2.01       (1.38)      (1.48)
                                                   --------------------------------------------
Total from investment operations                     1.22        2.21        (.99)      (1.24)
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                 (.06)       (.17)       (.28)       (.30)
Tax return of capital distribution                     --        (.03)         --          --
Distributions from net realized gain                   --          --        (.38)         --
                                                   --------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.06)       (.20)       (.66)       (.30)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                     $13.65      $12.49      $10.48      $12.13
                                                   ============================================

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   9.77%      21.27%      (8.94)%     (9.30)%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $8,772      $3,349      $  798      $   95
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $5,701      $1,604      $  454      $   12
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                0.55%       1.24%       2.49%       5.81%
Total expenses                                       1.58%       1.76%       1.48%       1.32%
Expenses after payments and waivers
and reduction to custodian expenses                  1.57%       1.62%        N/A 4       N/A 4
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                             61% 5         205%         31%         40%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $1,069,526,653 and $1,026,457,980, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         42 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Balanced Fund (the Fund), formerly Oppenheimer Multiple Strategies Fund, is registered under the Investment Company Act of 1940, as amended, as an open end management investment company. The Fund's investment objective is to seek high total return consistent with the preservation of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

-------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                         43 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2004, the market value of these securities comprised 1.0% of the Fund's net assets and resulted in unrealized losses of $5,525.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2004, the Fund had purchased $173,773,843 of securities on a when-issued basis or forward commitment and sold $15,571,863 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.


                         44 | OPPENHEIMER BALANCED FUND

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2004, securities with an aggregate market value of $242,500, representing 0.03% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dol- lars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, cur- rency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                         45 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
   UNDISTRIBUTED       UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT          LONG-TERM                 LOSS   FOR FEDERAL INCOME
   INCOME                       GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
   ---------------------------------------------------------------------------
   $11,511,502           $24,338,284           $1,168,546        $104,937,188

1. The Fund had $1,168,546 of straddle losses which were deferred.

2. During the fiscal year ended September 30, 2004, the Fund utilized $4,257,280 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended September 30, 2003, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                                            REDUCTION TO
                                   REDUCTION TO          ACCUMULATED NET
        INCREASE TO             ACCUMULATED NET            REALIZED GAIN
        PAID-IN CAPITAL       INVESTMENT INCOME         ON INVESTMENTS 4
        ----------------------------------------------------------------
        $2,838,909                   $2,391,288                 $447,621

4. $2,468,087, including $1,675,575 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended September 30, 2004 and September 30, 2003 was as follows:


                         46 | OPPENHEIMER BALANCED FUND

                                           YEAR ENDED            YEAR ENDED
                                   SEPTEMBER 30, 2004    SEPTEMBER 30, 2003
       --------------------------------------------------------------------

       Distributions paid from:
       Ordinary income                     $5,041,781           $10,883,158
       Return of capital                           --             1,707,026
                                           --------------------------------
       Total                               $5,041,781           $12,590,184
                                           ================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities           $ 860,958,324
            Federal tax cost of other investments      (42,618,910)
                                                     --------------
            Total federal tax cost                   $ 818,339,414
                                                     ==============

            Gross unrealized appreciation            $ 116,350,585
            Gross unrealized depreciation              (11,413,397)
                                                     --------------
            Net unrealized appreciation              $ 104,937,188
                                                     ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended September 30, 2004, the Fund's projected benefit obligations were increased by $13,731 and payments of $10,442 were made to retired trustees, resulting in an accumulated liability of $128,819 as of September 30, 2004.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.


                         47 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              YEAR ENDED SEPTEMBER 30, 2004       YEAR ENDED SEPTEMBER 30, 2003
                                  SHARES             AMOUNT           SHARES             AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                           6,122,137       $ 82,783,982        4,105,517       $ 47,076,255
Dividends and/or
distributions reinvested         313,143          4,294,088          867,685         10,173,237
Acquisition-Note 11                   --                 --          460,912          5,789,058
Redeemed                      (4,905,906)       (66,289,947)      (5,572,268)       (63,480,242)
                              ------------------------------------------------------------------
Net increase (decrease)        1,529,374       $ 20,788,123         (138,154)      $   (441,692)
                              ==================================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                           2,864,209       $ 38,137,332        1,845,061       $ 21,105,571
Dividends and/or
distributions reinvested           7,693            103,111           56,269            654,993
Acquisition-Note 11                   --                 --           61,992            768,077
Redeemed                      (1,835,055)       (24,393,751)      (2,000,366)       (22,538,032)
                              ------------------------------------------------------------------
Net increase (decrease)        1,036,847       $ 13,846,692          (37,044)      $     (9,391)
                              ==================================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                           2,004,496       $ 26,837,027        1,252,468       $ 14,407,664
Dividends and/or
distributions reinvested           8,365            112,683           40,146            469,075
Acquisition-Note 11                   --                 --           93,553          1,163,802
Redeemed                        (801,328)       (10,688,047)        (787,972)        (8,865,070)
                              ------------------------------------------------------------------
Net increase                   1,211,533       $ 16,261,663          598,195       $  7,175,471
                              ==================================================================


                        48 | OPPENHEIMER BALANCED FUND

                              YEAR ENDED SEPTEMBER 30, 2004       YEAR ENDED SEPTEMBER 30, 2003
                                  SHARES             AMOUNT           SHARES             AMOUNT
------------------------------------------------------------------------------------------------
CLASS N
Sold                             553,663       $  7,419,779          170,483       $  1,997,262
Dividends and/or
distributions reinvested           2,182             29,726            2,505             29,692
Acquisition-Note 11                   --                 --           47,795            597,438
Redeemed                        (181,488)        (2,463,492)         (28,893)          (335,106)
                                ----------------------------------------------------------------
Net increase                     374,357       $  4,986,013          191,890       $  2,289,286
                                ================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the year ended September 30, 2004, were $466,372,216 and $377,036,982, respectively. There were purchases of $58,191,211 and sales of $35,016,692 of U.S. government and government agency obligations for the year ended September 30, 2004.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager are in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets in excess of $1.5 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2004, the Fund paid $1,057,674 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to


                         49 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2004 for Class B, Class C and Class N shares were $2,826,206, $1,206,054 and $110,677, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                             CLASS A          CLASS B          CLASS C          CLASS N
                            CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                          FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                      SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                        RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED              DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
-------------------------------------------------------------------------------------------------------
September 30, 2004         $385,955             $205         $141,739           $8,124           $1,701

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $16,530, an amount equivalent to certain of such commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2004, OFS waived $57,068, $6,387, $2,547 and $291 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


                         50 | OPPENHEIMER BALANCED FUND

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of September 30, 2004, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                         51 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

As of September 30, 2004, the Fund had outstanding futures contracts as follows:

                                                                                UNREALIZED
                              EXPIRATION     NUMBER OF   VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION               DATES     CONTRACTS    SEPT. 30, 2004    (DEPRECIATION)
-------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                 12/20/04           280       $31,421,250        $  650,748
U.S. Treasury Nts., 10 yr       12/20/04           439        49,442,375           571,447
                                                                                -----------
                                                                                 1,222,195
                                                                                -----------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr        12/30/04           281        59,356,859           126,634
U.S. Treasury Nts., 5 yr        12/30/04           579        64,124,250          (165,641)
                                                                                -----------
                                                                                   (39,007)
                                                                                -----------
                                                                                $1,183,188
                                                                                ===========

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                         52 | OPPENHEIMER BALANCED FUND

Written option activity for the year ended September 30, 2004 was as follows:

                                          CALL OPTIONS
                             --------------------------
                              NUMBER OF      AMOUNT OF
                              CONTRACTS       PREMIUMS
-------------------------------------------------------
Options outstanding as of
September 30, 2003                6,826     $1,028,981
Options closed or expired        (2,929)      (428,486)
Options exercised                (3,897)      (600,495)
                                 ----------------------
Options outstanding as of
September 30, 2004                   --     $       --
                                 ======================

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of September 30, 2004, the Fund had entered into the following total return swap agreements:

                                              PAID BY       RECEIVED BY
                          NOTIONAL        THE FUND AT       THE FUND AT    TERMINATION     UNREALIZED
SWAP COUNTERPARTY           AMOUNT     SEPT. 30, 2004    SEPT. 30, 2004          DATES   APPRECIATION
-----------------------------------------------------------------------------------------------------
                                                               Value of
                                            One Month   total return of
                                        LIBOR less 50   Lehman Brothers
Deutsche Bank AG        $5,500,000       basis points        CMBS Index         1/1/05        $15,132
                                                               Value of
                                                        total return of
Goldman Sachs                               One Month   Lehman Brothers
Capital Markets LP       5,500,000          LIBOR BBA        CMBS Index        3/31/05             --
                                                                                              -------
                                                                                              $15,132
                                                                                              =======

Notional amount is reported in U.S. Dollars. Index abbreviations are as follows:

CMBS       Commercial Mortgage Backed Securities Markets
LIBOR      London-Interbank Offered Rate
LIBOR BBA  London-Interbank Offered Rate British Bankers Association


                         53 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. ILLIQUID SECURITIES

As of September 30, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of September 30, 2004 was $16,671,213, which represents 2.05% of the Fund's net assets.

--------------------------------------------------------------------------------
10. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of September 30, 2004, the Fund had on loan securities valued at approximately $56,735,000. Cash of $57,707,572 was received as collateral for the loans, and has been invested in approved instruments.

--------------------------------------------------------------------------------
11. ACQUISITION OF OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

On September 4, 2003, the Fund acquired all of the net assets of Oppenheimer Select Managers QM Active Balanced Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Select Managers QM Active Balanced Fund shareholders on August 29, 2003. The Fund issued (at an exchange ratio of 0.743061 for Class A, 0.748082 for Class B, 0.746018 for Class C and 0.746337
for Class N of the Fund to one share of Oppenheimer Balanced Fund) 460,912, 61,992, 93,553 and 47,795 shares of beneficial interest for Class A, Class B, Class C and Class N, respectively, valued at $5,789,058, $768,077, $1,163,802 and $597,438 in exchange for the net assets, resulting in combined Class A net assets of $576,426,341, Class B net assets of $63,310,584, Class C net assets of $45,976,371 and Class N net assets of $2,902,200 on September 4, 2003. The net assets acquired included net unrealized appreciation of $535,545 and unused capital loss carryforward of $28,532 potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.


                         54 | OPPENHEIMER BALANCED FUND

--------------------------------------------------------------------------------
12. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine Directors/ Trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superceding consolidated and amended complaint.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                         55 | OPPENHEIMER BALANCED FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER BALANCED FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Balanced Fund, formerly Oppenheimer Multiple Strategies Fund, including the statement of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Balanced Fund as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
October 21, 2004


                         56 | OPPENHEIMER BALANCED FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended September 30, 2004 which are not designated as capital gain distributions should be multiplied by 26.39% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2004 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $5,854,970 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2005, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                         57 | OPPENHEIMER BALANCED FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         58 | OPPENHEIMER BALANCED FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE       BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                           CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,                Of Counsel (since June 1993) Hogan & Hartson (a law firm); a director (since
Chairman of the Board              2002) of Danielson Holding Corp. Formerly a director of Weyerhaeuser Corp.
of Trustees (since 2003);          (1999-April 2004), Caterpillar, Inc. (1993-December 2002), ConAgra Foods
Trustee (since 1993)               (1993-2001), Texas Instruments (1993-2001) and FMC Corporation (1993-2001).
Age: 73                            Oversees 25 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                   A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
Trustee (since 1993)               OppenheimerFunds complex.
Age: 71

PHILLIP A. GRIFFITHS,              A director (since 1991) of the Institute for Advanced Study, Princeton, N.J.,
Trustee (since 1999)               a director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 66                            Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of Arts and Sciences (since 1995), American Philosophical Society (since 1996)
                                   and Council on Foreign Relations (since 2002). Formerly a director of Bankers
                                   Trust New York Corporation (1994-1999). Oversees 25 portfolios in the
                                   OppenheimerFunds complex.

JOEL W. MOTLEY,                    Director (since January 2002) Columbia Equity Financial Corp. (privately-held
Trustee (since 2002)               financial adviser); Managing Director (since January 2002) Carmona Motley, Inc.
Age: 52                            (privately-held financial adviser). Formerly a Managing Director of Carmona
                                   Motley Hoffman Inc. (privately-held financial adviser) (January 1998-December
                                   2001). Oversees 25 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,                A director (since February 1972) of Dominion Resources, Inc. (electric utility
Trustee (since 1983)               holding company); formerly a director of Prime Retail, Inc. (real estate investment
Age: 77                            trust) and Dominion Energy, Inc. (electric power and oil & gas producer),
                                   President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty
                                   Company, American Motorists Insurance Company and American Manufacturers Mutual
                                   Insurance Company. Oversees 25 portfolios in the OppenheimerFunds complex.

EDWARD V. REGAN,                   President, Baruch College, CUNY; a director of RBAsset (real estate manager); a
Trustee (since 1993)               director of OffitBank; formerly Trustee, Financial Accounting Foundation (FASB
Age: 74                            and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard College,
                                   Chairman of Municipal Assistance Corporation for the City of New York, New
                                   York State Comptroller and Trustee of New York State and Local Retirement
                                   Fund. Oversees 25 investment companies in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,          Chairman (since 1993) of The Directorship Search Group, Inc. (corporate governance
Trustee (since 1989)               consulting and executive recruiting); a Life Trustee of International House
Age: 72                            (non-profit educational organization); a former trustee of The Historical Society of the Town of Greenwich. Oversees 25 portfolios in the OppenheimerFunds complex.


                         59 | OPPENHEIMER BALANCED FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

DONALD W. SPIRO,*                  Chairman Emeritus (since January 1991) of the Manager. Formerly a director
Vice Chairman of the               (January 1969-August 1999) of the Manager. Oversees 25 portfolios in the
Board of Trustees, Trustee         OppenheimerFunds complex.
(since 1985)
Age: 78
                                   *Mr. Spiro is expected to retire as Trustee of the Board I Funds effective
                                   October 31, 2004.

----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER,
AND OFFICER                        225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR
                                   AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee              (since September 2000) of the Manager; President and a director or trustee
(since 2001)                       of other Oppenheimer funds; President and a director (since July 2001) of
Age: 55                            Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                   Manager); a director (since November 2001) of OppenheimerFunds Distributor,
                                   Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                                   Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of
                                   OppenheimerFunds Legacy Program (a charitable trust program established by the
                                   Manager); a director of the following investment advisory subsidiaries of the
                                   Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                   Corporation, Trinity Investment Management Corporation and Tremont Capital
                                   Management, Inc. (since November 2001), HarbourView Asset Management Corporation
                                   and OFI Private Investments, Inc. (since July 2001); President (since November 1,
                                   2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.;
                                   Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                   Insurance Company (the Manager's parent company); a director (since June 1995) of
                                   DLB Acquisition Corporation (a holding company that owns the shares of Babson
                                   Capital Management LLC); a member of the Investment Company Institute's Board of
                                   Governors (elected to serve from October 3, 2003 through September 30, 2006).
                                   Formerly, Chief Operating Officer (September 2000-June 2001) of the Manager;
                                   President and trustee (November 1999-November 2001) of MML Series Investment Fund
                                   and MassMutual Institutional Funds (open-end investment companies); a director
                                   (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief
                                   Executive Officer and director (September 1999-August 2000) of MML Bay State Life
                                   Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and
                                   Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees
                                   74 portfolios as Trustee/Director and 10 portfolios as Officer in the
                                   OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------
OFFICERS                           THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. FERREIRA,
                                   LEAVY AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
                                   YORK, NY 10281-1008, AND FOR MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY,
                                   CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS
                                   OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

EMMANUEL FERREIRA,                 Vice President of the Manager since January 2003. An officer of 4 portfolios in
Vice President and Portfolio       the OppenheimerFunds complex. Formerly, Portfolio Manager at Lashire
Manager (since 2003)               Investments (July 1999-December 2002), and a Senior Analyst at Mark Asset
Age: 37                            Management (July 1997-June 1999).


                         60 | OPPENHEIMER BALANCED FUND

CHRISTOPHER LEAVY,                 Senior Vice President of the Manager since September 2000; an officer of 7
Vice President and Portfolio       portfolios in the OppenheimerFunds complex. Formerly a portfolio manager of
Manager (since 2003)               Morgan Stanley Dean Witter Investment Management (1997-September 2000).
Age: 33

ANGELO G. MANIOUDAKIS,             Senior Vice President of the Manager (since April 2002), of HarbourView
Vice President and                 Asset Management Corporation (since April 2002 and of OFI Institutional
Portfolio Manager                  Asset Management, Inc. (since June 2002); an officer of 14 portfolios in the
(since 2003)                       OppenheimerFunds complex. Formerly Executive Director and portfolio manager
Age: 38                            for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment
                                   Management (August 1993-April 2002).

BRIAN W. WIXTED,                   Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since 1999)             Treasurer of HarbourView Asset Management Corporation, Shareholder Financial
Age: 45                            Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                                   Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private Investments, Inc. (since March 2000), of OppenheimerFunds
                                   International Ltd. and OppenheimerFunds plc (since May 2000), of OFI Institutional
                                   Asset Management, Inc. (since November 2000), and of OppenheimerFunds Legacy
                                   Program (a Colorado non-profit corporation) (since June 2003); Treasurer and Chief
                                   Financial Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition
                                   Corp. Formerly Assistant Treasurer of Centennial Asset Management Corporation
                                   (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June
                                   2003); Principal and Chief Operating Officer (March 1995-March 1999) at Bankers
                                   Trust Company-Mutual Fund Services Division. An officer of 84 portfolios in the
                                   OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)             February 2002) of the Manager; General Counsel and a director (since November
Age: 56                            2001) of the Distributor; General Counsel (since November 2001) of Centennial
                                   Asset Management Corporation; Senior Vice President and General Counsel
                                   (since November 2001) of HarbourView Asset Management Corporation;
                                   Secretary and General Counsel (since November 2001) of Oppenheimer
                                   Acquisition Corp.; Assistant Secretary and a director (since October 1997) of
                                   OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President
                                   and a director (since November 2001) of Oppenheimer Partnership Holdings,
                                   Inc.; a director (since November 2001) of Oppenheimer Real Asset Management,
                                   Inc.; Senior Vice President, General Counsel and a director (since November 2001)
                                   of Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private
                                   Investments, Inc. and OFI Trust Company; Vice President (since November 2001)
                                   of OppenheimerFunds Legacy Program; Senior Vice President and General
                                   Counsel (since November 2001) of OFI Institutional Asset Management, Inc.; a
                                   director (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior
                                   Vice President (May 1985-December 2003), Acting General Counsel (November
                                   2001-February 2002) and Associate General Counsel (May 1981-October 2001)
                                   of the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-
                                   November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                   2001); and OppenheimerFunds International Ltd. (October 1997-November
                                   2001). An officer of 84 portfolios in the OppenheimerFunds complex.


                       61 | OPPENHEIMER BALANCED FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

MARK S. VANDEHEY,                    Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and                   Manager; Vice President (since June 1983) of OppenheimerFunds Distributor,
Chief Compliance Officer             Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.
(since 2004)                         Formerly (until February 2004) Vice President and Director of Internal Audit of
Age: 54                              OppenheimerFunds, Inc. An officer of 84 portfolios in the Oppenheimer funds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                         62 | OPPENHEIMER BALANCED FUND

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Trustees of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $43,000 in fiscal 2004 and $40,000 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant in fiscal 2004 and $6,500 in fiscal 2003.

            The principal accountant for the audit of the registrant's annual financial statements billed $44,500 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and $5,000 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $30,439 in fiscal 2003.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees would include consultations regarding the registrant's retirement plan with respect to its directors and assistance in translating the registrant's financial statements into a foreign language.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed $50,500 in fiscal 2004 and $41,939 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)